Quarterly Holdings Report
for

Fidelity Advisor® Mortgage Securities Fund

May 31, 2019

AMOR-QTLY-0719
1.804866.115

Schedule of Investments May 31, 2019 (Unaudited)

Showing Percentage of Net Assets

U.S. Government Agency - Mortgage Securities - 139.9%
	Principal Amount (000s)	Value (000s)
Fannie Mae - 78.9%
12 month U.S. LIBOR + 1.445% 4.497% 4/1/37 (a)(b)	54	56
12 month U.S. LIBOR + 1.495% 4.511% 1/1/35 (a)(b)	53	55
12 month U.S. LIBOR + 1.523% 4.66% 3/1/36 (a)(b)	25	26
12 month U.S. LIBOR + 1.553% 4.268% 6/1/36 (a)(b)	12	13
12 month U.S. LIBOR + 1.594% 4.308% 5/1/36 (a)(b)	129	135
12 month U.S. LIBOR + 1.685% 4.56% 4/1/36 (a)(b)	54	57
12 month U.S. LIBOR + 1.690% 4.489% 8/1/35 (a)(b)	139	145
12 month U.S. LIBOR + 1.728% 4.54% 11/1/36 (a)(b)	13	14
12 month U.S. LIBOR + 1.741% 4.73% 3/1/40 (a)(b)	60	62
12 month U.S. LIBOR + 1.745% 4.742% 7/1/35 (a)(b)	18	19
12 month U.S. LIBOR + 1.750% 4.5% 8/1/41 (a)(b)	55	58
12 month U.S. LIBOR + 1.800% 4.788% 1/1/42 (a)(b)	90	94
12 month U.S. LIBOR + 1.812% 4.609% 12/1/40 (a)(b)	1,255	1,309
12 month U.S. LIBOR + 1.818% 4.933% 2/1/42 (a)(b)	94	99
12 month U.S. LIBOR + 1.851% 4.512% 5/1/36 (a)(b)	8	8
12 month U.S. LIBOR + 1.875% 4.75% 10/1/36 (a)(b)	145	152
U.S. TREASURY 1 YEAR INDEX + 2.158% 4.264% 7/1/35 (a)(b)	1	1
U.S. TREASURY 1 YEAR INDEX + 2.208% 4.833% 3/1/35 (a)(b)	5	6
U.S. TREASURY 1 YEAR INDEX + 2.270% 4.676% 6/1/36 (a)(b)	120	125
U.S. TREASURY 1 YEAR INDEX + 2.295% 4.678% 10/1/33 (a)(b)	19	20
2.5% 6/1/34 (c)	2,875	2,877
2.5% 6/1/34 (c)	3,100	3,102
2.5% 4/1/37 to 10/1/37	20,617	20,547
3% 8/1/27 to 1/1/47	110,182	111,684
3% 6/1/34 (c)	10,350	10,502
3% 6/1/34 (c)	6,650	6,747
3% 6/1/34 (c)	11,700	11,871
3% 6/1/34 (c)	26,400	26,787
3% 6/1/34 (c)	450	457
3% 6/1/34 (c)	5,750	5,834
3% 6/1/34 (c)	9,850	9,994
3% 7/1/34 (c)	10,750	10,904
3% 7/1/34 (c)	22,550	22,874
3% 7/1/34 (c)	15,200	15,418
3% 6/1/49 (c)	900	904
3% 6/1/49 (c)	5,500	5,522
3% 6/1/49 (c)	13,100	13,152
3% 6/1/49 (c)	5,100	5,120
3% 6/1/49 (c)	3,900	3,916
3% 6/1/49 (c)	5,000	5,020
3% 6/1/49 (c)	2,400	2,410
3% 6/1/49 (c)	5,100	5,120
3% 6/1/49 (c)	9,300	9,337
3% 6/1/49 (c)	13,500	13,554
3% 6/1/49 (c)	1,100	1,104
3% 6/1/49 (c)	1,400	1,406
3% 6/1/49 (c)	1,900	1,908
3% 6/1/49 (c)	8,900	8,936
3% 6/1/49 (c)	20,200	20,281
3% 6/1/49 (c)	2,700	2,711
3% 6/1/49 (c)	11,550	11,596
3% 6/1/49 (c)	2,300	2,309
3% 6/1/49 (c)	2,300	2,309
3% 6/1/49 (c)	3,800	3,815
3% 6/1/49 (c)	3,300	3,313
3% 6/1/49 (c)	5,550	5,572
3% 7/1/49 (c)	3,800	3,813
3% 7/1/49 (c)	3,800	3,813
3% 7/1/49 (c)	31,300	31,408
3.5% 7/1/32 to 2/1/57	101,187	104,328
3.5% 6/1/49 (c)	61,575	62,798
3.5% 6/1/49 (c)	9,075	9,255
3.5% 6/1/49 (c)	9,075	9,255
3.5% 6/1/49 (c)	25	25
3.5% 6/1/49 (c)	5,900	6,017
3.5% 6/1/49 (c)	4,150	4,232
3.5% 6/1/49 (c)	4,100	4,181
3.5% 6/1/49 (c)	4,150	4,232
3.5% 6/1/49 (c)	4,100	4,181
3.5% 7/1/49 (c)	18,800	19,138
4% 11/1/31 to 10/1/48	81,831	85,185
4% 6/1/49 (c)	18,200	18,786
4% 6/1/49 (c)	17,800	18,373
4.5% 5/1/25 to 8/1/56	23,484	25,127
5% 5/1/20 to 8/1/56	7,515	8,182
5.253% 8/1/41	489	528
5.5% 4/1/39 to 9/1/39	1,348	1,473
6% 7/1/39	695	781
6.5% 2/1/20 to 8/1/39	3,895	4,371
6.532% 2/1/39	497	536
7% 9/1/21 to 5/1/30	440	493
7.5% 8/1/22 to 9/1/32	376	431
8% 12/1/29 to 3/1/37	14	16
8.5% 2/1/22 to 3/1/23	21	22
9% 10/1/30	101	119
9.5% 10/1/21 to 8/1/22	0	0
		822,466
Freddie Mac - 23.9%
12 month U.S. LIBOR + 1.500% 4.53% 3/1/36 (a)(b)	106	111
12 month U.S. LIBOR + 1.515% 4.39% 11/1/35 (a)(b)	31	33
12 month U.S. LIBOR + 1.750% 4.643% 12/1/40 (a)(b)	618	643
12 month U.S. LIBOR + 1.754% 4.505% 9/1/41 (a)(b)	182	190
12 month U.S. LIBOR + 1.793% 4.695% 4/1/37 (a)(b)	33	35
12 month U.S. LIBOR + 1.884% 4.668% 10/1/42 (a)(b)	114	119
12 month U.S. LIBOR + 1.961% 4.598% 6/1/33 (a)(b)	211	222
12 month U.S. LIBOR + 2.045% 4.778% 7/1/36 (a)(b)	49	52
12 month U.S. LIBOR + 2.200% 5.075% 12/1/36 (a)(b)	96	101
12 month U.S. LIBOR + 2.280% 5.03% 10/1/36 (a)(b)	1	1
6 month U.S. LIBOR + 1.445% 4.195% 3/1/35 (a)(b)	32	33
6 month U.S. LIBOR + 1.720% 4.567% 8/1/37 (a)(b)	45	47
6 month U.S. LIBOR + 1.746% 4.58% 5/1/37 (a)(b)	12	12
6 month U.S. LIBOR + 2.020% 4.692% 6/1/37 (a)(b)	214	224
6 month U.S. LIBOR + 2.040% 4.726% 6/1/37 (a)(b)	37	38
6 month U.S. LIBOR + 2.286% 5.015% 10/1/35 (a)(b)	10	10
U.S. TREASURY 1 YEAR INDEX + 2.231% 4.231% 5/1/34 (a)(b)	3	3
3% 4/1/32 to 2/1/47	47,823	48,386
3.5% 3/1/32 to 3/1/48 (d)(e)	92,685	95,726
3.5% 8/1/47	89	92
4% 1/1/36 to 12/1/48	63,968	66,900
4% 4/1/48	287	298
4.5% 7/1/25 to 12/1/48	23,083	24,638
5% 7/1/33 to 7/1/41	2,233	2,432
5.5% 3/1/20 to 10/1/39	3,850	4,246
6% 6/1/20 to 6/1/39	898	1,005
6.5% 4/1/21 to 9/1/39	1,486	1,652
7% 6/1/21 to 9/1/36	593	671
7.5% 1/1/27 to 7/1/34	853	980
8.5% 9/1/20	0	0
9% 9/1/20 to 5/1/21	0	0
		248,900
Ginnie Mae - 37.1%
3% 6/15/42 to 6/20/48	65,197	66,258
3.5% 11/20/41 to 7/20/47	56,823	58,625
4% 7/20/33 to 5/20/49	32,557	34,123
4.5% 8/15/33 to 4/20/47	33,279	35,204
5.5% 12/15/38 to 9/15/39	437	481
6.5% 10/15/34 to 7/15/36	119	136
7% 2/15/24 to 4/20/32	497	563
7.5% 12/15/21 to 12/15/29	127	142
8% 6/15/21 to 12/15/25	66	72
8.5% 11/15/27 to 10/15/28	56	63
3% 6/1/49 (c)	7,075	7,181
3% 6/1/49 (c)	18,400	18,676
3% 6/1/49 (c)	12,700	12,891
3.5% 6/1/49 (c)	21,250	21,843
3.5% 6/1/49 (c)	13,300	13,671
3.5% 6/1/49 (c)	11,000	11,307
3.5% 6/1/49 (c)	5,950	6,116
3.5% 6/1/49 (c)	5,950	6,116
3.5% 6/1/49 (c)	4,850	4,985
3.5% 6/1/49 (c)	4,400	4,523
3.5% 6/1/49 (c)	4,850	4,985
3.5% 7/1/49 (c)	29,800	30,596
4% 6/1/49 (c)	43,965	45,477
5% 9/20/33 to 6/15/41	3,106	3,360
		387,394
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $1,446,838)		1,458,760

Asset-Backed Securities - 5.9%
ALG Student Loan Trust I Series 2006-1A Class A3, 3 month U.S. LIBOR + 0.150% 2.7324% 10/28/23 (a)(b)(f)	$2,150	$2,141
Argent Securities, Inc. pass-thru certificates Series 2005-W2 Class A2C, 1 month U.S. LIBOR + 0.360% 2.7898% 10/25/35 (a)(b)	1,941	1,933
Brazos Higher Education Authority, Inc. Series 2011-2 Class A2, 3 month U.S. LIBOR + 0.850% 3.4303% 7/25/29 (a)(b)	2,317	2,327
CAM Mortgage Trust Series 2018-1 Class A1, 3.96% 12/1/65 (f)	557	557
Citi Mortgage Loan Trust Series 2007-1 Class 1A, 1 month U.S. LIBOR + 1.350% 3.836% 10/25/37 (a)(b)(f)	3,045	3,080
Collegiate Funding Services Education Loan Trust Series 2004-A Class A4, 3 month U.S. LIBOR + 0.340% 2.9374% 9/28/30 (a)(b)	2,330	2,328
Consumer Lending Receivables Trust Series 2019-A Class A, 3.52% 4/15/26 (f)	1,683	1,688
Consumer Loan Underlying Bond Credit Trust Series 2018-P3 Class A, 3.82% 1/15/26 (f)	2,780	2,801
Finance of America Structured Securities Trust Series 2018-HB1 Class A, 3.3751% 9/25/28 (f)	2,183	2,180
Ford Credit Floorplan Master Owner Trust Series 2018-4 Class A, 4.06% 11/15/30	4,690	4,998
GCO Education Loan Funding Trust Series 2006-1 Class A9L, 3 month U.S. LIBOR + 0.160% 2.811% 5/25/26 (a)(b)	600	598
GSAMP Trust Series 2004-AR1 Class B4, 5.5% 6/25/34 (f)	29	7
Hertz Fleet Lease Funding LP Series 2017-1 Class A1, 1 month U.S. LIBOR + 0.650% 3.1014% 4/10/31 (a)(b)(f)	1,834	1,836
Metlife Securitization Trust Series 2019-1A Class A1A, 3.75% 4/25/58 (f)	592	611
Nationstar HECM Loan Trust:
Series 2018-2A Class A, 3.1877% 7/25/28 (f)	2,133	2,133
Series 2018-3A Class A 3.5545% 11/25/28 (f)	6,566	6,547
Navient Student Loan Trust Series 2017-3A Class A2, 1 month U.S. LIBOR + 0.600% 3.0298% 7/26/66 (a)(b)(f)	727	727
Navistar Financial Dealer Note Master Trust Series 2018-1 Class A, 1 month U.S. LIBOR + 0.630% 3.0598% 9/25/23 (a)(b)(f)	4,627	4,636
North Carolina State Ed Assistance Auth. Student Loan Rev. Series 2011-2 Class A2, 3 month U.S. LIBOR + 0.800% 3.3803% 7/25/25 (a)(b)	193	194
Prosper Marketplace Issuance Trust:
Series 2018-1A Class A, 3.11% 6/17/24 (f)	478	478
Series 2018-2A Class A, 3.35% 10/15/24 (f)	835	837
SLM Student Loan Trust Series 2003-10A Class A3, 3 month U.S. LIBOR + 0.470% 3.0809% 12/15/27 (a)(b)(f)	1,876	1,873
Structured Asset Securities Corp. Series 2005-NC2 Class M3, 1 month U.S. LIBOR + 0.430% 2.8598% 5/25/35 (a)(b)	233	233
Towd Point Mortgage Trust:
Series 2018-3 Class A1, 3.75% 5/25/58 (f)	1,074	1,112
Series 2018-6 Class A1A, 3.75% 3/25/58 (f)	5,425	5,558
Series 2019-1 Class A1, 3.75% 3/25/58 (f)	2,113	2,190
Upgrade Receivables Trust:
Series 2018-1A Class A, 3.76% 11/15/24 (f)	7,047	7,073
Series 2019-1A Class A, 3.48% 3/15/25 (f)	435	436
TOTAL ASSET-BACKED SECURITIES
(Cost $60,487)		61,112

Collateralized Mortgage Obligations - 10.4%
Private Sponsor - 2.4%
Banc of America Funding Corp. Series 2015-R3 Class 10A1, 1 month U.S. LIBOR + 0.140% 2.6166% 6/27/36 (a)(b)(f)	1,815	1,779
BCAP LLC Trust sequential payer:
Series 2010-RR11 Class 6A1, 3.9937% 3/27/36 (a)(f)	$212	$211
Series 2010-RR2 Class 5A2, 5% 12/26/36 (f)	129	132
Series 2012-RR5 Class 8A5, 2.6805% 7/26/36 (a)(f)	300	294
Citigroup Mortgage Loan Trust sequential payer Series 2014-8 Class 2A1, 3.45% 6/27/37 (a)(f)	2,478	2,501
Citigroup Mortgage Loan Trust, Inc. sequential payer Series 2009-5 Class 5A1, 4.8238% 1/25/37 (a)(f)	217	221
Credit Suisse Mortgage Trust:
Series 2010-9R Class 2A5, 4% 2/27/38 (f)	817	820
Series 2012-2R Class 1A1, 4.6732% 5/27/35 (a)(f)	155	156
CSMC:
floater Series 2015-1R Class 6A1, 1 month U.S. LIBOR + 0.280% 4.0554% 5/27/37 (a)(b)(f)	1,785	1,722
Series 2014-3R Class 2A1, 1 month U.S. LIBOR + 0.700% 3.1766% 5/27/37 (a)(b)(f)	305	294
FirstKey Mortgage Trust sequential payer Series 2015-1 Class A9, 3% 3/25/45 (a)(f)	2,025	2,015
Gosforth Funding PLC floater Series 2018-1A Class A1, 3 month U.S. LIBOR + 0.450% 2.9706% 8/25/60 (b)(f)	989	987
Holmes Master Issuer PLC floater Series 2018-2A Class A2, 3 month U.S. LIBOR + 0.420% 3.0168% 10/15/54 (a)(b)(f)	1,227	1,227
JP Morgan Resecuritization Trust floater Series 2012-2 Class 6A1, 1 month U.S. LIBOR + 0.210% 2.6934% 6/21/36 (a)(b)(f)	426	424
Lanark Master Issuer PLC:
floater Series 2019-1A Class 1A1, 3 month U.S. LIBOR + 0.770% 3.2948% 12/22/69 (a)(b)(f)	701	702
Series 2019-2A Class 1A, 0.67% 12/22/69 (f)(g)	2,299	2,299
MASTR Alternative Loan Trust Series 2004-6 Class 5A1, 4.934% 7/25/19 (a)	0	0
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 1 month U.S. LIBOR + 0.170% 2.6466% 2/25/37 (a)(b)	186	185
Permanent Master Issuer PLC floater Series 2018-1A Class 1A1, 3 month U.S. LIBOR + 0.380% 2.9768% 7/15/58 (a)(b)(f)	3,146	3,143
Silverstone Master Issuer PLC floater Series 2019-1A Class 1A, 3 month U.S. LIBOR + 0.570% 3.1485% 1/21/70 (b)(f)	1,826	1,830
Thornburg Mortgage Securities Trust floater Series 2003-4 Class A1, 1 month U.S. LIBOR + 0.640% 3.0698% 9/25/43 (a)(b)	1,769	1,775
Wells Fargo Mortgage Backed Securities Trust:
Series 2003-I Class A1, 4.6869% 9/25/33 (a)	264	266
Series 2005-AR10 Class 2A15, 4.9041% 6/25/35 (a)	1,817	1,817
Series 2005-AR2 Class 1A2, 5.0997% 3/25/35 (a)	85	87
Wells Fargo Mortgage Loan Trust sequential payer Series 2011-RR4 Class 2A1, 4.0884% 6/27/36 (a)(f)	8	8
Winwater Mortgage Loan Trust sequential payer Series 2015-1 Class A9, 2.5% 1/20/45 (f)	755	751
		25,646
U.S. Government Agency - 8.0%
Fannie Mae:
floater Series 2003-118 Class S, 8.100% - 1 month U.S. LIBOR 5.6703% 12/25/33 (a)(h)(i)	157	38
planned amortization class:
Series 1999-17 Class PG, 6% 4/25/29	272	297
Series 1999-32 Class PL, 6% 7/25/29	260	285
Series 1999-33 Class PK, 6% 7/25/29	187	204
Series 2001-52 Class YZ, 6.5% 10/25/31	23	26
Series 2005-39 Class TE, 5% 5/25/35	419	455
Series 2005-73 Class SA, 17.500% - 1 month U.S. LIBOR 11.2327% 8/25/35 (a)(i)	22	27
Series 2012-149:
Class DA, 1.75% 1/25/43	213	208
Class GA, 1.75% 6/25/42	219	215
sequential payer:
Series 2001-20 Class Z, 6% 5/25/31	274	300
Series 2001-31 Class ZC, 6.5% 7/25/31	125	140
Series 2002-16 Class ZD, 6.5% 4/25/32	46	52
Series 2002-74 Class SV, 7.550% - 1 month U.S. LIBOR 5.1203% 11/25/32 (a)(h)(i)	102	14
Series 2012-67 Class AI, 4.5% 7/25/27 (h)	283	24
Series 06-116 Class SG, 6.640% - 1 month U.S. LIBOR 4.2103% 12/25/36 (a)(h)(i)	106	23
Series 07-40 Class SE, 6.440% - 1 month U.S. LIBOR 4.0103% 5/25/37 (a)(h)(i)	61	11
Series 1993-165 Class SH, 19.800% - 1 month U.S. LIBOR 12.9272% 9/25/23 (a)(i)	11	13
Series 2003-21 Class SK, 8.100% - 1 month U.S. LIBOR 5.6703% 3/25/33 (a)(h)(i)	44	9
Series 2005-79 Class ZC, 5.9% 9/25/35	274	311
Series 2007-57 Class SA, 40.600% - 1 month U.S. LIBOR 26.0415% 6/25/37 (a)(i)	210	412
Series 2007-66 Class SB, 39.600% - 1 month U.S. LIBOR 25.0215% 7/25/37 (a)(i)	63	107
Series 2008-12 Class SG, 6.350% - 1 month U.S. LIBOR 3.9203% 3/25/38 (a)(h)(i)	325	56
Series 2009-76 Class MI, 5.5% 9/25/24 (h)	0	0
Series 2009-85 Class IB, 4.5% 8/25/24 (h)	7	0
Series 2009-93 Class IC, 4.5% 9/25/24 (h)	5	0
Series 2010-135:
Class LS, 6.050% - 1 month U.S. LIBOR 3.6203% 12/25/40 (a)(h)(i)	305	49
Class ZA, 4.5% 12/25/40	149	163
Series 2010-139 Class NI, 4.5% 2/25/40 (h)	311	24
Series 2010-150 Class ZC, 4.75% 1/25/41	1,091	1,209
Series 2010-95 Class ZC, 5% 9/25/40	2,260	2,519
Series 2010-97 Class CI, 4.5% 8/25/25 (h)	40	1
Series 2011-4 Class PZ, 5% 2/25/41	485	554
Series 2011-67 Class AI, 4% 7/25/26 (h)	91	7
Series 2011-83 Class DI, 6% 9/25/26 (h)	76	5
Series 2012-100 Class WI, 3% 9/25/27 (h)	915	76
Series 2012-14 Class JS, 6.650% - 1 month U.S. LIBOR 4.2203% 12/25/30 (a)(h)(i)	323	33
Series 2012-9 Class SH, 6.550% - 1 month U.S. LIBOR 4.1203% 6/25/41 (a)(h)(i)	391	47
Series 2013-133 Class IB, 3% 4/25/32 (h)	637	49
Series 2013-134 Class SA, 6.050% - 1 month U.S. LIBOR 3.6203% 1/25/44 (a)(h)(i)	304	49
Series 2013-51 Class GI, 3% 10/25/32 (h)	226	20
Series 2013-N1 Class A, 6.720% - 1 month U.S. LIBOR 4.2903% 6/25/35 (a)(h)(i)	330	61
Series 2015-42 Class IL, 6% 6/25/45 (h)	1,330	290
Series 2015-70 Class JC, 3% 10/25/45	1,650	1,683
Series 2017-30 Class AI, 5.5% 5/25/47	712	147
Fannie Mae Stripped Mortgage-Backed Securities:
Series 348 Class 14, 6.5% 8/25/34 (a)(h)	89	20
Series 351:
Class 12, 5.5% 4/25/34 (a)(h)	59	11
Class 13, 6% 3/25/34 (h)	78	16
Series 359 Class 19, 6% 7/25/35 (a)(h)	49	10
Series 384 Class 6, 5% 7/25/37 (h)	177	32
Freddie Mac:
planned amortization class:
Series 2095 Class PE, 6% 11/15/28	313	341
Series 2104 Class PG, 6% 12/15/28	88	96
Series 2121 Class MG, 6% 2/15/29	125	137
Series 2154 Class PT, 6% 5/15/29	218	239
Series 2162 Class PH, 6% 6/15/29	31	33
Series 2520 Class BE, 6% 11/15/32	164	183
Series 2585 Class KS, 7.600% - 1 month U.S. LIBOR 5.1604% 3/15/23 (a)(h)(i)	7	0
Series 2693 Class MD, 5.5% 10/15/33	2,775	3,076
Series 2802 Class OB, 6% 5/15/34	562	607
Series 3002 Class NE, 5% 7/15/35	264	283
Series 3189 Class PD, 6% 7/15/36	227	259
Series 3415 Class PC, 5% 12/15/37	70	76
Series 3786 Class HI, 4% 3/15/38 (h)	275	14
Series 3806 Class UP, 4.5% 2/15/41	725	777
Series 3832 Class PE, 5% 3/15/41	888	968
Series 4135 Class AB, 1.75% 6/15/42	166	163
sequential payer:
Series 2114 Class ZM, 6% 1/15/29	42	47
Series 2135 Class JE, 6% 3/15/29	150	165
Series 2274 Class ZM, 6.5% 1/15/31	79	88
Series 2281 Class ZB, 6% 3/15/30	61	66
Series 2357 Class ZB, 6.5% 9/15/31	160	181
Series 2502 Class ZC, 6% 9/15/32	152	169
Series 3871 Class KB, 5.5% 6/15/41	916	1,044
Series 06-3115 Class SM, 6.600% - 1 month U.S. LIBOR 4.1604% 2/15/36 (a)(h)(i)	87	18
Series 1658 Class GZ, 7% 1/15/24	139	147
Series 2013-4281 Class AI, 4% 12/15/28 (h)	631	44
Series 2017-4683 Class LM, 3% 5/15/47	1,387	1,401
Series 2380 Class SY, 8.200% - 1 month U.S. LIBOR 5.7604% 11/15/31 (a)(h)(i)	540	78
Series 2587 Class IM, 6.5% 3/15/33 (h)	83	19
Series 2844:
Class SC, 46.800% - 1 month U.S. LIBOR 30.9424% 8/15/24 (a)(i)	3	4
Class SD, 86.400% - 1 month U.S. LIBOR 54.7348% 8/15/24 (a)(i)	4	6
Series 2933 Class ZM, 5.75% 2/15/35	620	715
Series 2935 Class ZK, 5.5% 2/15/35	874	971
Series 2947 Class XZ, 6% 3/15/35	351	395
Series 2996 Class ZD, 5.5% 6/15/35	447	509
Series 3055 Class CS, 6.590% - 1 month U.S. LIBOR 4.1504% 10/15/35 (a)(h)(i)	118	23
Series 3237 Class C, 5.5% 11/15/36	669	750
Series 3244 Class SG, 6.660% - 1 month U.S. LIBOR 4.2204% 11/15/36 (a)(h)(i)	253	50
Series 3287 Class SD, 6.750% - 1 month U.S. LIBOR 4.3104% 3/15/37 (a)(h)(i)	341	70
Series 3297 Class BI, 6.760% - 1 month U.S. LIBOR 4.3204% 4/15/37 (a)(h)(i)	493	105
Series 3336 Class LI, 6.580% - 1 month U.S. LIBOR 4.1404% 6/15/37 (a)(h)(i)	226	40
Series 3949 Class MK, 4.5% 10/15/34	187	198
Series 3955 Class YI, 3% 11/15/21 (h)	258	6
Series 4055 Class BI, 3.5% 5/15/31 (h)	568	48
Series 4149 Class IO, 3% 1/15/33 (h)	102	12
Series 4314 Class AI, 5% 3/15/34 (h)	197	17
Series 4427 Class LI, 3.5% 2/15/34 (h)	1,018	108
Series 4471 Class PA 4% 12/15/40	1,998	2,056
Freddie Mac Manufactured Housing participation certificates guaranteed planned amortization class Series 2043 Class CJ, 6.5% 4/15/28	125	140
Freddie Mac Multi-family Structured pass-thru certificates Series 4386 Class AZ, 4.5% 11/15/40	2,008	2,126
Freddie Mac Seasoned Credit Risk Transfer Trust:
sequential payer:
Series 2017-1 Class MA, 3% 1/25/56	3,107	3,147
Series 2018-2 Class MA, 3.5% 11/25/57	774	798
Series 2018-3 Class MA, 3.5% 8/25/57	11,191	11,440
Series 2018-4 Class MA, 3.5% 3/25/58	3,696	3,801
Series 2019-1 Class MA, 3.5% 7/25/58	6,937	7,187
Series 2019-2 Class MA, 3.5% 8/25/58	4,857	5,003
Series 2018-3 Class M55D, 4% 8/25/57	482	502
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2007-37 Class TS, 6.690% - 1 month U.S. LIBOR 4.2524% 6/16/37 (a)(h)(i)	124	25
Series 2010-H17 Class FA, 1 month U.S. LIBOR + 0.330% 2.8085% 7/20/60 (a)(b)(j)	209	208
Series 2010-H18 Class AF, 1 month U.S. LIBOR + 0.300% 2.7934% 9/20/60 (a)(b)(j)	254	253
Series 2010-H19 Class FG, 1 month U.S. LIBOR + 0.300% 2.7934% 8/20/60 (a)(b)(j)	291	289
Series 2011-H13 Class FA, 1 month U.S. LIBOR + 0.500% 2.9934% 4/20/61 (a)(b)(j)	107	107
Series 2012-H21 Class DF, 1 month U.S. LIBOR + 0.650% 3.1434% 5/20/61 (a)(b)(j)	38	38
planned amortization class:
Series 2010-158 Class MS, 10.000% - 1 month U.S. LIBOR 5.1187% 12/20/40 (a)(i)	1,181	1,356
Series 2011-136 Class WI, 4.5% 5/20/40 (h)	197	19
Series 2017-134 Class BA, 2.5% 11/20/46	226	226
sequential payer:
Series 2002-42 Class ZA, 6% 6/20/32	197	220
Series 2004-24 Class ZM, 5% 4/20/34	400	435
Series 2010-160 Class DY, 4% 12/20/40	2,615	2,800
Series 2010-170 Class B, 4% 12/20/40	588	630
Series 2001-50:
Class SD, 8.200% - 1 month U.S. LIBOR 5.7594% 11/20/31 (a)(h)(i)	289	56
Class ST, 7.700% - 1 month U.S. LIBOR 5.2624% 8/16/27 (a)(h)(i)	154	22
Series 2004-32 Class GS, 6.500% - 1 month U.S. LIBOR 4.0624% 5/16/34 (a)(h)(i)	219	38
Series 2004-73 Class AL, 7.200% - 1 month U.S. LIBOR 4.7624% 8/17/34 (a)(h)(i)	85	18
Series 2011-52 Class HI, 7% 4/16/41 (h)	890	193
Series 2012-76 Class GS, 6.700% - 1 month U.S. LIBOR 4.2624% 6/16/42 (a)(h)(i)	395	73
Series 2013-124:
Class ES, 8.667% - 1 month U.S. LIBOR 5.4125% 4/20/39 (a)(i)	385	394
Class ST, 8.800% - 1 month U.S. LIBOR 5.5458% 8/20/39 (a)(i)	1,297	1,341
Series 2013-149 Class MA, 2.5% 5/20/40	3,113	3,122
Series 2015-H13 Class HA, 2.5% 8/20/64 (j)	3,820	3,809
Series 2015-H17 Class HA, 2.5% 5/20/65 (j)	1,648	1,644
Series 2017-H06 Class FA, U.S. TREASURY 1 YEAR INDEX + 0.350% 2.76% 8/20/66 (a)(b)(j)	4,487	4,496
		83,060
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $107,474)		108,706

Commercial Mortgage Securities - 7.5%
Asset Securitization Corp. Series 1997-D5 Class PS1, 1.8345% 2/14/43 (a)(h)	26	0
Barclays Commercial Mortgage Securities LLC:
Series 2015-STP Class A, 3.3228% 9/10/28 (f)	982	989
Series 2018-C2 Class A5, 4.314% 12/15/51	2,500	2,770
Citigroup Commercial Mortgage Trust:
Series 2015-GC33 Class XA, 0.9301% 9/10/58 (a)(h)	20,654	927
Series 2016-P6 Class XA, 0.8084% 12/10/49 (a)(h)	20,590	780
COMM Mortgage Trust:
sequential payer Series 2013-CR7 Class AM, 3.314% 3/10/46 (f)	354	361
Series 2014-CR19 Class XA, 1.129% 8/10/47 (a)(h)	28,022	1,118
Series 2014-CR20 Class XA, 1.1078% 11/10/47 (a)(h)	5,543	232
Series 2014-LC17 Class XA, 0.8851% 10/10/47 (a)(h)	22,196	572
Series 2014-UBS4 Class XA, 1.1579% 8/10/47 (a)(h)	23,620	1,038
Series 2014-UBS6 Class XA, 0.9401% 12/10/47 (a)(h)	13,095	490
Series 2015-DC1 Class XA, 1.1255% 2/10/48 (a)(h)	33,384	1,364
Core Industrial Trust floater Series 2019-CORE Class A, 1 month U.S. LIBOR + 0.880% 3.3196% 12/15/31 (a)(b)(f)	2,333	2,337
Credit Suisse Mortgage Trust:
floater Series 2019-ICE4 Class A, 1 month U.S. LIBOR + 0.980% 3.443% 5/15/36 (a)(b)(f)	10,600	10,600
Series 2018-SITE Class A, 4.284% 4/15/36 (f)	672	708
Fannie Mae Series 2017-T1 Class A, 2.898% 6/25/27	5,500	5,556
Freddie Mac:
sequential payer:
Series K069 Class A2, 3.187% 9/25/27	2,776	2,894
Series K155 Class A1, 3.75% 11/25/29	194	209
Series K734 Class A2, 3.208% 2/25/51	3,500	3,649
GS Mortgage Securities Trust:
floater:
Series 2018-3PCK Class A, 1 month U.S. LIBOR + 1.450% 3.8896% 9/15/31 (a)(b)(f)	10,624	10,602
Series 2018-HART Class A, 1 month U.S. LIBOR + 1.090% 3.5296% 10/15/31 (a)(b)(f)	562	562
sequential payer Series 2015-GC32 Class A4, 3.764% 7/10/48	1,600	1,693
Series 2013-GC12 Class XA, 1.4252% 6/10/46 (a)(h)	6,422	296
Series 2014-GC20 Class XA, 1.0627% 4/10/47 (a)(h)	5,055	180
Series 2015-GC34 Class XA, 1.3285% 10/10/48 (a)(h)	10,380	652
JPMBB Commercial Mortgage Securities Trust Series 2014-C19 Class XA, 0.7991% 4/15/47 (a)(h)	3,639	86
JPMorgan Chase Commercial Mortgage Securities Trust Series 2018-WPT:
Class AFX, 4.2475% 7/5/33 (f)	1,048	1,117
Class XAFX, 1.116% 7/5/33 (a)(f)(h)	9,000	389
Morgan Stanley BAML Trust Series 2015-C25 Class XA, 1.1102% 10/15/48 (a)(h)	12,489	653
Morgan Stanley Capital I Trust floater:
Series 2018-BOP Class A, 1 month U.S. LIBOR + 0.850% 3.2896% 8/15/33 (a)(b)(f)	2,637	2,627
Series 2019-AGLN Class A, 1 month U.S. LIBOR + 0.950% 3.3896% 3/15/34 (a)(b)(f)	1,730	1,730
MSCG Trust Series 2016-SNR Class A, 3.348% 11/15/34 (a)(f)	804	799
RETL floater Series 2019-RVP:
Class A, 1 month U.S. LIBOR + 1.150% 3.5896% 3/15/36 (a)(b)(f)	1,047	1,047
Class B, 1 month U.S. LIBOR + 1.550% 3.9896% 3/15/36 (a)(b)(f)	3,400	3,403
UBS Commercial Mortgage Trust Series 2017-C7 Class XA, 1.0654% 12/15/50 (a)(h)	15,545	1,052
UBS-Barclays Commercial Mortgage Trust floater Series 2013-C6 Class A3, 1 month U.S. LIBOR + 0.790% 3.2414% 4/10/46 (a)(b)(f)	1,417	1,433
Wells Fargo Commercial Mortgage Trust:
sequential payer Series 2015-C26 Class A4, 3.166% 2/15/48	1,700	1,741
Series 2015-C31 Class XA, 1.0306% 11/15/48 (a)(h)	10,645	569
Series 2017-C42 Class XA, 0.8951% 12/15/50 (a)(h)	18,159	1,140
Series 2018-C46 Class XA, 0.9479% 8/15/51 (a)(h)	11,983	730
Series 2018-C48 Class A5, 4.302% 1/15/52	1,376	1,523
WF-RBS Commercial Mortgage Trust:
floater Series 2013-C14 Class A3, 1 month U.S. LIBOR + 0.720% 3.1524% 6/15/46 (a)(b)(f)	1,502	1,502
Series 2014-C24 Class XA, 0.868% 11/15/47 (a)(h)	8,062	274
Series 2014-C25 Class A5, 3.631% 11/15/47	5,020	5,256
Series 2014-LC14 Class XA, 1.2295% 3/15/47 (a)(h)	8,860	393
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $77,350)		78,043
	Shares	Value (000s)

Money Market Funds - 1.9%
Fidelity Cash Central Fund 2.41% (k)
(Cost $19,947)	19,943,127	19,947

Purchased Swaptions - 0.3%
	Expiration Date	Notional Amount (000s)	Value (000s)
Put Options - 0.1%
Option on an interest rate swap with Bank of America NA to pay semi-annually a fixed rate of 2.61% and receive quarterly a floating rate based on 3-month LIBOR, expiring May 2029	4/29/22	6,500	$119
Option on an interest rate swap with Bank of America NA to pay semi-annually a fixed rate of 2.643% and receive quarterly a floating rate based on 3-month LIBOR, expiring April 2029	4/22/22	11,100	194
Option on an interest rate swap with Citibank, N.A. to pay semi-annually a fixed rate of 2.525% and receive quarterly a floating rate based on 3-month LIBOR, expiring April 2029	4/4/22	5,000	99
Option on an interest rate swap with Citibank, N.A. to pay semi-annually a fixed rate of 2.54% and receive quarterly a floating rate based on 3-month LIBOR, expiring April 2029	4/5/22	8,000	155
Option on an interest rate swap with Citibank, N.A. to pay semi-annually a fixed rate of 2.651% and receive quarterly a floating rate based on 3-month LIBOR, expiring April 2029	4/14/22	10,200	175
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to pay semi-annually a fixed rate of 2.645% and receive quarterly a floating rate based on 3-month LIBOR, expiring April 2029	4/14/22	16,000	277

TOTAL PUT OPTIONS			1,019

Call Options - 0.2%
Option on an interest rate swap with Bank of America N.A. to receive semi-annually a fixed rate of 2.61% and pay quarterly a floating rate based on 3-month LIBOR, expiring May 2029	4/29/22	6,500	299
Option on an interest rate swap with Bank of America N.A. to receive semi-annually a fixed rate of 2.643% and pay quarterly a floating rate based on 3-month LIBOR, expiring April 2029	4/22/22	11,100	526
Option on an interest rate swap with Citibank, N.A. to receive semi-annually a fixed rate of 2.525% and pay quarterly a floating rate based on 3-month LIBOR, expiring April 2029	4/4/22	5,000	213
Option on an interest rate swap with Citibank, N.A. to receive semi-annually a fixed rate of 2.54% and pay quarterly a floating rate based on 3-month LIBOR, expiring April 2029	4/5/22	8,000	346
Option on an interest rate swap with Citibank, N.A. to receive semi-annually a fixed rate of 2.651% and pay quarterly a floating rate based on 3-month LIBOR, expiring April 2029	4/14/22	10,200	487
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to receive semi-annually a fixed rate of 2.645% and pay quarterly a floating rate based on 3-month LIBOR, expiring April 2029	4/14/22	16,000	759

TOTAL CALL OPTIONS			2,630

TOTAL PURCHASED SWAPTIONS
(Cost $3,078)			3,649
TOTAL INVESTMENT IN SECURITIES - 165.9%
(Cost $1,715,174)			1,730,217
NET OTHER ASSETS (LIABILITIES) - (65.9)%			(687,588)
NET ASSETS - 100%			$1,042,629

TBA Sale Commitments
	Principal Amount (000s)	Value (000s)
Fannie Mae
3% 6/1/34	$(10,750)	$(10,907)
3% 6/1/34	(5,300)	(5,378)
3% 6/1/34	(450)	(457)
3% 6/1/34	(1,400)	(1,420)
3% 6/1/34	(800)	(812)
3% 6/1/34	(2,800)	(2,841)
3% 6/1/34	(700)	(710)
3% 6/1/34	(3,600)	(3,653)
3% 6/1/34	(2,000)	(2,029)
3% 6/1/34	(5,600)	(5,682)
3% 6/1/34	(22,550)	(22,880)
3% 6/1/34	(15,200)	(15,423)
3% 6/1/49	(3,800)	(3,815)
3% 6/1/49	(2,400)	(2,410)
3% 6/1/49	(5,100)	(5,120)
3% 6/1/49	(9,300)	(9,337)
3% 6/1/49	(13,500)	(13,554)
3% 6/1/49	(1,100)	(1,104)
3% 6/1/49	(16,050)	(16,114)
3% 6/1/49	(11,050)	(11,094)
3% 6/1/49	(31,300)	(31,425)
3% 6/1/49	(31,400)	(31,526)
3% 6/1/49	(900)	(904)
3% 6/1/49	(1,500)	(1,506)
3% 6/1/49	(700)	(703)
3% 6/1/49	(700)	(703)
3% 7/1/49	(3,800)	(3,813)
3% 7/1/49	(3,800)	(3,813)
3.5% 6/1/49	(9,100)	(9,281)
3.5% 6/1/49	(9,075)	(9,255)
3.5% 6/1/49	(25)	(25)
3.5% 6/1/49	(6,700)	(6,833)
3.5% 6/1/49	(4,700)	(4,793)
3.5% 6/1/49	(10,300)	(10,505)
3.5% 6/1/49	(2,500)	(2,550)
3.5% 6/1/49	(6,300)	(6,425)
3.5% 6/1/49	(18,800)	(19,173)
3.5% 6/1/49	(4,425)	(4,513)
3.5% 6/1/49	(3,975)	(4,054)
3.5% 6/1/49	(4,425)	(4,513)
4% 6/1/49	(36,000)	(37,160)

TOTAL FANNIE MAE		(328,213)

Ginnie Mae
3% 6/1/49	(7,500)	(7,613)
3% 6/1/49	(23,300)	(23,650)
3.5% 6/1/49	(29,800)	(30,632)
4% 6/1/49	(2,600)	(2,689)

TOTAL GINNIE MAE		(64,584)

TOTAL TBA SALE COMMITMENTS
(Proceeds $389,942)		$(392,797)

Written Swaptions
	Expiration Date	Notional Amount	Value (000s)
Put Swaptions
Option on an interest rate swap with Bank of America N.A. to pay semi-annually a fixed rate of 1.975% and receive quarterly a floating rate based on 3-month LIBOR, expiring September 2026	8/30/19	5,500	$(53)
Option on an interest rate swap with Bank of America N.A. to pay semi-annually a fixed rate of 2.26% and receive quarterly a floating rate based on 3-month LIBOR, expiring June 2029	5/31/22	7,000	(195)
Option on an interest rate swap with JPMorgan Chase Bank N.A. to pay semi-annually a fixed rate of 2.975% and receive quarterly a floating rate based on 3-month LIBOR, expiring July 2028	7/12/21	2,600	(20)

TOTAL PUT SWAPTIONS			(268)

Call Swaptions
Option on an interest rate swap with Bank of America N.A. to receive semi-annually a fixed rate of 1.975% and pay quarterly a floating rate based on 3-month LIBOR, expiring September 2026	8/30/19	5,500	(53)
Option on an interest rate swap with Bank of America N.A. to receive semi-annually a fixed rate of 2.26% and pay quarterly a floating rate based on 3-month LIBOR, expiring June 2029	5/31/22	7,000	(234)
Option on an interest rate swap with JPMorgan Chase Bank N.A. to receive semi-annually a fixed rate of 2.975% and pay quarterly a floating rate based on 3-month LIBOR, expiring July 2028	7/12/21	2,600	(166)

TOTAL CALL SWAPTIONS			(453)

TOTAL WRITTEN SWAPTIONS			$(721)

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount (000s)	Value (000s)	Unrealized Appreciation/(Depreciation) (000s)
Purchased
Treasury Contracts
CBOT Long Term U.S. Treasury Bond Contracts (United States)	33	Sept. 2019	$5,073	$76	$76
CBOT Ultra Long Term U.S. Treasury Bond Contracts (United States)	8	Sept. 2019	1,406	30	30
TOTAL PURCHASED					106
Sold
Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	456	Sept. 2019	57,798	(405)	(405)
CBOT 2-Year U.S. Treasury Note Contracts (United States)	197	Sept. 2019	42,290	(247)	(247)
CBOT 5-Year U.S. Treasury Note Contracts (United States)	338	Sept. 2019	39,670	(476)	(476)
CBOT Ultra 10-Year U.S. Treasury Note Contracts (United States)	250	Sept. 2019	34,137	(776)	(776)
TOTAL SOLD					(1,904)
TOTAL FUTURES CONTRACTS					$(1,798)

The notional amount of futures purchased as a percentage of Net Assets is 0.6%

The notional amount of futures sold as a percentage of Net Assets is 16.7%

Swaps

Underlying Reference	Maturity Date	Clearinghouse / Counterparty	Fixed Payment Received/(Paid)	Payment Frequency	Notional Amount (000s)	Value (000s)	Upfront Premium Received/(Paid) (000s)	Unrealized Appreciation/(Depreciation) (000s)
Credit Default Swaps
Buy Protection
CMBX N.A. AAA Index Series 11	Nov. 2054	Citigroup Global Markets Ltd.	(0.5%)	Monthly	$5,654	$23	$(41)	$(18)
CMBX N.A. AAA Index Series 11	Nov. 2054	Citigroup Global Markets Ltd.	(0.5%)	Monthly	5,450	22	(7)	15
CMBX N.A. AAA Index Series 11	Nov. 2054	Citigroup Global Markets Ltd.	(0.5%)	Monthly	3,600	14	(8)	6
CMBX N.A. AAA Index Series 11	Nov. 2054	Credit Suisse International	(0.5%)	Monthly	746	3	(5)	(2)
CMBX N.A. AAA Index Series 11	Nov. 2054	Credit Suisse International	(0.5%)	Monthly	7,900	31	(28)	3
CMBX N.A. AAA Index Series 11	Nov. 2054	Credit Suisse International	(0.5%)	Monthly	8,000	32	(1)	31
CMBX N.A. AAA Index Series 11	Nov. 2054	J.P. Morgan Securities LLC	(0.5%)	Monthly	3,100	12	(21)	(9)

TOTAL CREDIT DEFAULT SWAPS						$137	$(111)	$26

Payment Received	Payment Frequency	Payment Paid	Payment Frequency	Clearinghouse / Counterparty(1)	Maturity Date	Notional Amount (000s)	Value (000s)	Upfront Premium Received/(Paid) (000s)(2)	Unrealized Appreciation/(Depreciation) (000s)
Interest Rate Swaps
3-month LIBOR(3)	Quarterly	3%	Semi - annual	LCH	Jun. 2029	$1,630	$(27)	$0	$(27)

 (1) Swaps with LCH Clearnet Group (LCH) are centrally cleared over-the-counter (OTC) swaps.

 (2) Any premiums for centrally cleared over-the-counter (OTC) swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

 (3) Represents floating rate.

Values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,111,000.

 (e) Security or a portion of the security was pledged to cover margin requirements for centrally cleared OTC swaps. At period end, the value of securities pledged amounted to $68,000.

 (f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $110,223,000 or 10.6% of net assets.

 (g) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

 (h) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

 (i) Coupon is inversely indexed to a floating interest rate multiplied by a specified factor. The price may be considerably more volatile than the price of a comparable fixed rate security.

 (j) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.

 (k) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$315
Total	$315

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities, and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices. Brokers which make markets in asset backed securities, collateralized mortgage obligations and commercial mortgage securities may also consider such factors as the structure of the issue, cash flow assumptions, the value of underlying assets as well as any guarantees.

Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates.

When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Options traded over-the-counter are valued using vendor or broker-supplied valuations and are categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Credit Risk.

The Fund invests a portion of its assets in structured securities of issuers backed by commercial and residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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